THE ADVISORS' INNER CIRCLE FUND

                        AVIVA INVESTORS MAP(SM) 2015 FUND

                      SUPPLEMENT DATED SEPTEMBER 16, 2010
                                     TO THE
          PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                               DATED MAY 10, 2010

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SAI AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES AND SAI.

CHANGE IN ADDRESS FOR AVIVA INVESTORS NORTH AMERICA, INC.

Effective immediately, Aviva Investors North America, Inc. ("Aviva") has moved to a new location. Accordingly, all references to Aviva's address are hereby replaced with the following:

215 10th Street, Suite 1000
Des Moines, Iowa 50309


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


                                                                 AVA-SK-004-0100